Accounts receivable and others (Details 5) R$ in Thousands	12 Months Ended
Jun. 30, 2020 BRL (R$)
Statement Line Items [Line Items]
Beginning balance	R$ 229,180
Variable consideration (2.3%)	5,394
Ending balance	234,574
Jatoba II [Member]
Statement Line Items [Line Items]
Beginning balance	129,741
Variable consideration (2.3%)	3,054
Ending balance	132,795
Jatoba III [Member]
Statement Line Items [Line Items]
Beginning balance	47,384
Variable consideration (2.3%)	1,115
Ending balance	48,499
Jatobá IV
Statement Line Items [Line Items]
Beginning balance	15,481
Variable consideration (2.3%)	364
Ending balance	15,845
Jatoba V [Member]
Statement Line Items [Line Items]
Beginning balance	33,029
Variable consideration (2.3%)	778
Ending balance	33,807
Alto Taquari I [Member]
Statement Line Items [Line Items]
Beginning balance	3,545
Variable consideration (2.3%)	83
Ending balance	R$ 3,628